Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt consists of the following (in thousands):

	September 30, 2025			December 31, 2024
	Current	Noncurrent	Total	Current	Noncurrent	Total
2024 Convertible Notes	$455	-	$455	$255	$200	455
2024 Convertible Notes at fair value	9,480	-	9,480	8,986	-	8,986
Related party convertible notes payable at fair value	7,530	-	7,530	-	6,524	6,524
Related party loan payable	700	-	700	700	-	700
February 2025 Convertible Notes	-	180	180	-	-	-
Total	$18,165	$180	$18,345	$9,941	$6,724	$16,665

Long-term debt consists of the following (in thousands):

	December 31, 2024			December 31, 2023
	Current	Noncurrent	Total	Current	Noncurrent	Total
2023 Notes Payable (1)	—	—	—	191	2,261	2,452
2024 Convertible Notes	255	200	455	—	—	—
2024 Convertible Notes at fair value	8,986	—	8,986	—	—	—
Related party convertible notes payable at fair value	—	6,524	6,524	—	3,764	3,764
Related party loan payable	700	—	700	—	—	—
Total	9,941	6,724	16,665	191	6,025	6,216

(1)	Net of discount of $548.6 thousand as of December 31, 2023.